Stockholders' (Deficit) Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' (Deficit) Equity
8.	Stockholders’ (Deficit) Equity

Convertible Preferred Stock

In February and March 2015, the Company’s Board of Directors amended the Company’s certificate of incorporation to increase the number of shares of common stock and preferred stock that the Company is authorized to issue by a total of 1,137,784 shares and 1,137,784 shares, respectively, to a total of up to 3,273,317 shares of common stock and 2,694,579 shares of preferred stock. In November 2015, the Company’s Board of Directors amended the Company’s certificate of incorporation to increase the number of shares of common stock that the Company is authorized to be issued by 2,678,169 shares, to a total of up to 5,951,487 shares of common stock.

The Company has the following series of convertible preferred stock outstanding as of December 31, 2015 and 2014:

December 31, 2015	Shares Authorized	Shares Issued and Outstanding	Issuance Price and Conversion Price (Per Share)	Net Carrying Value	Liquidation Preference
Series A	454,020	426,680	$18.28	$7,668,451	$7,799,710
Series A-1	2,240,559	2,182,422	$6.63	14,898,489	14,469,458

	2,694,579	2,609,102		$22,566,940	$22,269,168

December 31, 2014	Shares Authorized	Shares Issued and Outstanding	Issuance Price and Conversion Price (Per Share)	Net Carrying Value	Liquidation Preference
Series A	454,020	426,680	$18.28	$7,668,451	$7,799,710
Series A-1	1,102,775	1,092,594	$6.63	7,697,835	7,243,898

	1,556,795	1,519,274		$15,366,286	$15,043,608

Significant provisions of the preferred stock are as follows:

Voting Rights: The holders of outstanding convertible preferred and common stock vote together as a single class, except with respect to certain matters that require a separate class vote, and are entitled to the number of votes equal to the number of shares of common stock into which such shares of the applicable preferred stock could then be converted.

Dividends : The Series A convertible preferred stock and Series A-1 convertible preferred stock shall be entitled to receive dividends (on a pari passu basis) at a rate per annum of $1.4625 per share and $0.5302 per share (after reverse stock split and exchange ratio), respectively, subject to adjustment for stock splits, combinations, reorganizations and the like, when and if declared by the Board of Directors. After payment of the dividends on the convertible preferred stock, any additional declared dividends shall be distributed between the holders of convertible preferred stock and common stock on a pro-rata as-converted basis. No rights shall accrue to the holders of the convertible preferred stock if dividends are not declared and any dividends declared are non-cumulative. No dividends have been declared or paid through December 31, 2015.

Liquidation: In the event of (1) a liquidation, dissolution or winding up of the Company, (2) the acquisition of the Company by means of any transaction or series of related transactions (including, without limitation, any reorganization, Merger or consolidation) provided that the applicable transaction shall not be deemed a liquidation unless the Company’s stockholders constituted immediately prior to such transaction hold less than 50% of the voting power of the surviving or acquiring entity, (3) the closing of the transfer (whether by Merger, consolidation, or otherwise) of 50% or more of the outstanding common stock of the Company on one transaction or series of related transactions, or (4) the sale of substantially all of the assets of the Company, the holders of convertible preferred stock shall be the first to be paid out of the assets available for distribution, an amount per share equal to the issue price of the applicable convertible preferred stock, subject to adjustment for stock splits, combinations, reorganizations and the like, plus any dividends declared but unpaid. The holders of 60% of the outstanding convertible preferred stock, voting together as a single class on an as converted basis, may elect to waive the treatment of any of the occurrences of a liquidation.

Conversion : Each share of convertible preferred stock is convertible into a number of shares of common stock equal to its issuance price divided by its conversion price at any time, automatically in the event of an initial public offering (“IPO”) with minimum proceeds of $30.0 million and a price per share of $54.84 (after reverse stock split and exchange ratio), subject to adjustment for stock splits, combinations, reorganizations and the like, or upon the election of the holders of at least 60% of the outstanding convertible preferred stock. In the event the Company consummates a PO, including a reverse Merger, by March 31, 2016, the each share of convertible preferred stock outstanding is convertible into shares of common stock.

The conversion price is subject to adjustment in the event of a stock split, stock dividend, corporate reorganization and the like. In addition, in the event that common stock is issued for an amount less than the conversion price of the Series A and Series A-1 convertible preferred stock in effect immediately prior to such issuance, the conversion price of the Series A and A-1 convertible preferred stock will be reduced to the issuance price of such common stock. As of December 31, 2015, the conversion ratio was 1-for-1.

Redemption: Convertible preferred stock is not redeemable.

Common Stock

The holders of the Company’s common stock have one vote for each share of common stock. Common stockholders are entitled to dividends when, as, and if declared by the Board of Directors, subject to the prior rights of the convertible preferred stockholders. As of December 31, 2015, no dividends had been declared by the Board of Directors.

The Company had reserved shares of common stock for issuance as follows:

	December 31,
	2015	2014
Convertible preferred stock, on as-converted basis	2,609,102	1,519,274
Options issued and outstanding	254,058	105,898
Options available for future grants	19,689	29,564

Total	2,882,849	1,654,736

Common stock to be issued in connection with the asset purchase agreement (see Note 5), the convertible promissory note and warrant purchase agreement (see Note 7) were excluded from the total of reserved shares of common stock for issuance as these shares were not determinable as of December 31, 2015.